Gains on Investment Securities and Dividends (Gains on Investment Securities and Dividends) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net Investment Income [Line Items]
Net gains on investment securities	¥ 14,273	¥ 39,139	¥ 27,233
Dividends income, other	1,685	4,163	3,095
Total revenues	2,434,864	2,862,771	2,678,659
Gains (losses) on investment securities and dividends
Net Investment Income [Line Items]
Total revenues	¥ 15,958	¥ 43,302	¥ 30,328